Stockholders' Deficit (Details Textual) - USD ($)			1 Months Ended		2 Months Ended	3 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	Dec. 12, 2018	Oct. 20, 2016	Dec. 28, 2018	Jul. 20, 2017	Nov. 30, 2018	Dec. 31, 2018	Nov. 30, 2018	Sep. 30, 2018	Dec. 31, 2017
Stockholders' Deficit (Textual)
Common stock authorized						100,000,000		100,000,000	100,000,000
Common stock, par value						$ 0.001		$ 0.001	$ 0.001
Common stock, shares issued						10,036,505		9,656,505	7,864,994
Common stock, shares outstanding						10,036,505		9,656,505	7,864,994
Preferred stock, par value						$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares authorized						10,000,000		10,000,000	10,000,000
Purchase agreement, description					The Company issued and sold an aggregate of 170,000 additional Units to the Purchasers, for total gross proceeds to the Company of approximately $425,000 before deducting offering expenses.
Aggregrate sale of shares								445,200
Deducting offering expenses	$ 1,538,000							$ 1,113,000
Maximum offering, units								4,600,000
Offering price, per share	$ 2.50
Warrant issued						144,005
Risk free interest rate						2.85%		2.80%	1.90%
Expected stock price volatility						49.80%		49.80%	47.80%
Expected life of options (years)						4 years 7 months 13 days		5 years	5 years
Expected dividend yield						0.00%		0.00%	0.00%
Exercise price, per share						$ 2.75
Liability						$ 5,535,570		$ 4,614,611	$ 5,286,596
Legal costs						$ 848,708		$ 833,470	$ 553,037
Acquired percentage				100.00%
Aggregate shares issued of the then-outstanding NeuroOne shares				3,500,000
Maximum Shares Issuable	615,200					170,000
Brokerage commission						$ 73,000
Paulson [Member]
Stockholders' Deficit (Textual)
Cash commission, percentage						12.00%
Exercise price, per share						$ 2.75
Common Stock [Member]
Stockholders' Deficit (Textual)
Net exchanges of shares									859,976
Private Placement [Member]
Stockholders' Deficit (Textual)
Purchase agreement, description							(i) 1 share (each, a "Share") of common stock and (ii) a warrant to purchase 1 share of common stock at an initial exercise price of $3.00 per share (the "2018 Warrants").
Maximum offering, units								4,000,000
Offering price, per share								$ 2.50
Warrant issued						50,520
Cost of issuance						$ 59,694		$ 173,067
Cash commission, percentage						10.00%	10.00%
Exercise price, per share						$ 3.45	$ 3.45
Common stock purchase price, per share						10.00%	10.00%
Warrants exercisable, term								5 years
Liability						$ 9,854		$ 26,878
Legal costs						7,340		$ 62,389
Brokerage commission						$ 42,500
Warrant exercise price						$ 2.75
Warrants are committed to be issued						66,520
2019 Private Placement [Member]
Stockholders' Deficit (Textual)
Maximum offering, units						4,000,000
Offering price, per share			$ 2.50			$ 2.50
Warrant issued						134,048
Risk free interest rate						2.53%
Expected stock price volatility						49.80%
Expected life of options (years)						5 years
Expected dividend yield						0.00%
Cost of issuance						$ 89,622
Cash commission, percentage						12.00%
Exercise price, per share						$ 3.00
Common stock purchase price, per share						10.00%
Warrants exercisable, term						5 years
Liability						$ 13,875
Legal costs						2,747
Maximum Shares Issuable			160,000
Gross proceeds from private placement			$ 400,000
Maximum potential gross proceeds from financing						$ 10,000,000
Warrant exercise price						$ 3.45
Broker warrants issuable						16,000
Warrants are committed to be issued						66,520
Over-Allotment Option [Member]
Stockholders' Deficit (Textual)
Maximum offering, units								600,000
Subsidiaries [Member]
Stockholders' Deficit (Textual)
Common stock, shares issued		5,131,514
Maximum offering, units				4,000,000
Exercise price, per share		$ 0.03
Acquired percentage				100.00%
Aggregate shares issued of the then-outstanding NeuroOne shares				6,291,994
Net exchanges of shares				1,573,000
Subscription receivable		$ 9,050